Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Interest, net of amount capitalized	$ 280,511	$ 195,681	$ 198,562
Income taxes, net	19,155	(448,906)	(1,710)
Increase in right-of-use assets and lease liabilities, net	20,834	18,877	113,350
Increase in asset retirement costs and obligations	15,961	52,271	169,387
Capitalization of non-cash equity share-based compensation	4,994	3,142	0
Equity issued as consideration for the Alta Acquisition (see Note 6)	$ 1,925,405	$ 0	$ 0